SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	€ 80,253	€ 70,497	€ 61,583
Depreciation and amortization	(721)	(932)	(1,193)
Operating expenses	(151,282)	(84,746)	(77,460)
NET INCOME/(LOSS) BEFORE TAX	(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	966	1,510	(53)
NET INCOME/(LOSS) FOR THE YEAR	68,013	16,279	16,093
Attributable to equity holders of the Parent	(68,067)	(16,274)	(16,191)
Personnel expenses	(7,080)	(5,157)	(5,102)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	49,753	48,279	44,058
Personnel expenses	(359)	(275)
Depreciation and amortization	(150)	(470)	(746)
Other operating expenses	(47,947)	(43,230)	(44,125)
Operating expenses	(48,456)	(43,975)	(45,105)
OPERATING INCOME/(LOSS)	1,297	4,304	(1,047)
Finance income	(5)
Finance costs		(332)	(3)
Net financial results	(5)	(332)	(3)
NET INCOME/(LOSS) BEFORE TAX	1,292	3,972	(1,050)
Income tax benefit/(expense)	(68)	(1,077)	400
NET INCOME/(LOSS) FOR THE YEAR	1,224	2,895	(650)
Attributable to equity holders of the Parent	1,224	2,895	(650)
Attributable to non-controlling interests
Personnel expenses			(234)
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	24,908	18,422	15,222
Personnel expenses	(407)	(18)
Depreciation and amortization	(7)	(1)	(1)
Other operating expenses	(36,812)	(26,277)	(21,754)
Operating expenses	(37,226)	(26,296)	(21,761)
OPERATING INCOME/(LOSS)	(12,318)	(7,874)	(6,539)
Finance income	242
Finance costs	(7)	7
Net financial results	235	7
NET INCOME/(LOSS) BEFORE TAX	(12,083)	(7,867)	(6,539)
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE YEAR	(12,083)	(7,867)	(6,539)
Attributable to equity holders of the Parent	(12,083)	(7,867)	(6,539)
Attributable to non-controlling interests
Personnel expenses			(6)
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,976	2,355	1,505
Personnel expenses	(95)	(108)
Depreciation and amortization	(3)	(2)
Other operating expenses	(7,853)	(3,497)	(3,909)
Operating expenses	(7,951)	(3,607)	(3,988)
OPERATING INCOME/(LOSS)	(3,975)	(1,252)	(2,483)
Finance income	4
Finance costs	(28)
Net financial results	(24)
NET INCOME/(LOSS) BEFORE TAX	(3,999)	(1,252)	(2,483)
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE YEAR	(3,999)	(1,252)	(2,483)
Attributable to equity holders of the Parent	(3,999)	(1,252)	(2,483)
Attributable to non-controlling interests
Personnel expenses			(79)
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	989	329	731
Personnel expenses	(283)	(174)
Depreciation and amortization	(100)	(3)
Other operating expenses	(2,314)	(289)	(550)
Operating expenses	(2,697)	(466)	(550)
OPERATING INCOME/(LOSS)	(1,708)	(137)	181
Finance income	32
Finance costs	(2)	(101)	(126)
Net financial results	30	(101)	(126)
NET INCOME/(LOSS) BEFORE TAX	(1,678)	(238)	55
Income tax benefit/(expense)	(7)	118	38
NET INCOME/(LOSS) FOR THE YEAR	(1,685)	(120)	93
Attributable to equity holders of the Parent	(1,685)	(115)	(5)
Attributable to non-controlling interests		(5)	98
Personnel expenses
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	39,547	31,046	27,743
Personnel expenses	(5,934)	(4,582)
Depreciation and amortization	(462)	(456)	(446)
Other operating expenses	(51,615)	(35,298)	(28,503)
Operating expenses	(58,011)	(40,336)	(33,732)
OPERATING INCOME/(LOSS)	(18,464)	(9,290)	(5,989)
Finance income	14,437	602	232
Finance costs	(10,649)	(696)	(372)
Net financial results	3,788	(94)	(140)
NET INCOME/(LOSS) BEFORE TAX	(14,676)	(9,384)	(6,129)
Income tax benefit/(expense)	(891)	(551)	(385)
NET INCOME/(LOSS) FOR THE YEAR	(15,567)	(9,935)	(6,514)
Attributable to equity holders of the Parent	(15,567)	(9,935)	(6,514)
Attributable to non-controlling interests
Personnel expenses			(4,783)
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(38,920)	(29,934)	(27,676)
Personnel expenses	(2)
Depreciation and amortization	1
Other operating expenses	3,060	29,934	27,676
Operating expenses	3,059	29,934	27,676
OPERATING INCOME/(LOSS)	(35,861)
Finance income	(10,167)	(434)	(232)
Finance costs	10,125	434	232
Net financial results	(42)
NET INCOME/(LOSS) BEFORE TAX	(35,903)
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE YEAR	(35,903)
Attributable to equity holders of the Parent	(35,957)
Attributable to non-controlling interests	54
Personnel expenses
Total Group [Member]
IfrsStatementLineItems [Line Items]
Revenue	80,253	70,497	61,583
Personnel expenses	(7,080)	(5,157)
Depreciation and amortization	(721)	(932)	(1,193)
Other operating expenses	(143,481)	(78,657)	(71,165)
Operating expenses	(151,282)	(84,746)	(77,460)
OPERATING INCOME/(LOSS)	(71,029)	(14,249)	(15,877)
Finance income	4,543	168
Finance costs	(561)	(688)	(269)
Net financial results	3,982	(520)	(269)
NET INCOME/(LOSS) BEFORE TAX	(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	(966)	(1,510)	53
NET INCOME/(LOSS) FOR THE YEAR	(68,013)	(16,279)	(16,093)
Attributable to equity holders of the Parent	(68,067)	(16,274)	(16,191)
Attributable to non-controlling interests	€ 54	€ (5)	98
Personnel expenses			€ (5,102)